Warrants - Summary of Preferred stock warrants outstanding (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Exercise price of warrants	$ 5.33
Expiration Date	Mar. 19, 2031
Series C Preferred Stock Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding | shares	70,455
Exercise price of warrants	$ 5.33
Expiration Date	Aug. 31, 2028